SHARE-BASED COMPENSATION - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended										24 Months Ended
	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2019 shares € / shares	Dec. 31, 2019 shares shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2018 shares shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2020 shares shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)	(7,404,000)			(7,914,000)						(26,993,000)
Balance at 31 December (in shares)			50,106,488										50,106,488
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)	40,327,537		40,327,537	34,320,956		34,320,956	54,901,629				34,320,956		34,320,956
Expired (in shares)	(3,281)			(4,430,757)			(76,702)
Exercised (in shares)	(5,343,268)		(5,343,268)	(7,913,912)		(7,913,912)	(26,993,174)
Balance at 31 December (in shares)	50,106,488		50,106,488	40,327,537		40,327,537	34,320,956		34,320,956	54,901,629	50,106,488		50,106,488
- Vested (in shares)	19,675,875	19,675,875	19,675,875	12,797,424	12,797,424	12,797,424	16,614,702	16,614,702	16,614,702		19,675,875	19,675,875	19,675,875
- Unvested (in shares)	30,430,613	30,430,613	30,430,613	27,530,113	27,530,113	27,530,113	17,706,254	17,706,254	17,706,254		30,430,613	30,430,613	30,430,613
Weighted average exercise price at 1 January (in euro per share) | € / shares		€ 0.923			€ 0.532			€ 0.408				€ 0.532
Weighted average exercise price, expired (in euro per share) | € / shares		0.294			1.022			0.071
Weighted average exercise price, exercised (in euro per share) | € / shares		0.443			0.344			0.291
Weighted average exercise price at 31 December (in euro per share) | € / shares		0.740			0.923			0.532		€ 0.408		0.740
Weighted average exercise price, vested (in euro per share) | € / shares	€ 0.583	0.583	€ 0.583	€ 0.401	0.401	€ 0.401	€ 0.302	0.302	€ 0.302		€ 0.583	0.583	€ 0.583
Weighted average exercise price, unvested (in euro per share) | € / shares	€ 0.842	0.842	€ 0.842	€ 0.719	0.719	€ 0.719	€ 0.757	0.757	€ 0.757		€ 0.842	€ 0.842	€ 0.842
Option plan | Pre 2018 Grants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under the plan (in shares)							525,453
Weighted average exercise price, granted (in euro per share) | € / shares								0.335
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at 1 January (in shares)						8,840,000							8,840,000
Exercised (in shares)													(2,000,000)
Granted under the plan (in shares)				4,400,000									4,400,000
Forfeited under the plan (in shares)	0			0									(3,840,000)
Balance at 31 December (in shares)			7,400,000						8,840,000				7,400,000
Weighted average exercise price, granted (in euro per share) | € / shares					0.805
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in shares)			(15,536,750)						(6,320,000)
Granted under the plan (in shares)	15,536,750			14,085,000		14,085,000	6,320,000
Forfeited under the plan (in shares)	(411,250)			(133,750)			(356,250)
Weighted average exercise price, granted (in euro per share) | € / shares		0.974			0.734			0.770
Weighted average exercise price of share options, forfeited (in euro per share) | € / shares		€ 0.521			€ 0.712			€ 0.320